Property and Equipment - Summary of the Details of Property and Equipment Provided (Detail) ₩ in Millions	12 Months Ended
	Dec. 31, 2020 KRW (₩)	Dec. 31, 2019 KRW (₩)	Dec. 31, 2020 SGD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Related amount	₩ 7,316,298	₩ 7,298,867	$ 284,000,000	$ 519,598,989
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	11,644	17,097
Secured amount	₩ 15,502	₩ 18,705
Related line item	Borrowings	Borrowings
Related amount	₩ 3,072	₩ 4,347
Secured party	Industrial Bank of Korea, Korea Development Bank	Industrial Bank of Korea, Korea Development Bank , K Bank, Inc.
Others [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	₩ 4,142	₩ 45,851
Secured amount	₩ 249	₩ 41,681
Related line item	Deposits	Borrowings
Related amount	₩ 249	₩ 3,473
Secured party	K Bank, Inc.	Shinhan Bank